Schedule of Repurchase Agreements Obligation by Type of Collateral Pledged (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase Agreements	$ 89,944
Gross Amount of Recognized Liabilities for Repurchase Agreements in Note 12. "Offsetting of Assets and Liabilities"	89,944
Amounts Related to Agreements Not Included in Offsetting Disclosure in Note 12. "Offsetting of Assets and Liabilities"	0
Loans
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase Agreements	89,944
Overnight and Continuous | Loans
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase Agreements	0
Up to 30 Days | Loans
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase Agreements	70,776
30 - 90 Days | Loans
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase Agreements	0
Greater than 90 Days | Loans
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase Agreements	$ 19,168